LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

As of December 31, 2024 and 2023, lease liabilities consist of the following:

	As of December 31,
	2024	2023
Lease liabilities – current portion	$54,017	$34,143
Lease liabilities – non-current portion	204,950	—
Total	$258,967	$34,143

SCHEDULE OF OTHER LEASE INFORMATION	Other lease information is as follows:
	2024	2023

Weighted-average remaining lease term – operating leases	4.5 years	0.5 year
Weighted-average discount rate – operating leases	3.625%	2.75%

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of December 31:

December 31,
2025	$62,374
2026	62,374
2027	62,374
2028	62,374
2029	31,188
Total lease payments	280,684
Less: imputed interest	(21,717)
Total operating lease liabilities, net of interest	$258,967